Investment Objectives and Goals - T. Rowe Price Tax-Exempt Money Fund, Inc.	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.